ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE
ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE

7. ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE

On September 26, 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$69.8 million). These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai.

The sale of the subsidiaries was completed on February 21, 2020 with a gain on disposal amounting to RMB384.5 million (US$54.4 million).

7. ASSETS HELD-FOR-SALE AND LIABILITIES HELD-FOR-SALE

On September 26, 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries, namely The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$70.8 million). These subsidiaries hold land use rights and office buildings located at Zhangjiang, Shanghai. Proceeds from the disposal will be used to repay both the outstanding entrusted bank loan and convertible notes, with the residual to be used as working capital for the Group’s operations.

As of December 31, 2019, Shanghai IT had received an advance of RMB49.3 million, which is 10% of total consideration and accounted under other advances on the consolidated balance sheets. The sale of the subsidiaries was subsequently completed on February 21, 2020. As of the issuance date of these consolidated financial statements, the Group had collected 90% of proceeds from Kapler Pte. Ltd. and the remaining 10% of proceeds is expected to be received in May 2020. As of the issuance date of these consolidated financial statements, the Group has repaid the principal and interest due on the entrusted bank loan and has repaid US$4.8 million to the issuer of convertible notes. The Group plans to use proceeds from the above sale to settle the remaining outstanding balance of convertible notes amounting to US$55.5 million.

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Assets classified as held-for-sale
Cash and cash equivalents	43,027,475	6,180,510
Prepayments and other current assets	5,162,857	741,598
Property, equipment and software, net	14,051,044	2,018,306
Land use rights, net	61,148,974	8,783,501
Total assets classified as held-for-sale	123,390,350	17,723,915

Liabilities directly associated with assets held-for-sale
Accounts payable	50,000	7,182
Other taxes payable	1,585,095	227,685
Other payables and accruals	46,800	6,722
Interest payable	11,384,841	1,635,330
Long-term borrowing due within one year	31,624,560	4,542,584
Total liabilities directly associated with assets held-for-sale	44,691,296	6,419,503